[LOGO]
USAA(R)
                     USAA INTERNATIONAL Fund

                                   [GRAPHIC]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   NOVEMBER 30, 2002

                                            (C)2003, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                   [GRAPHIC]

                                  FORTUNATELY,
[PHOTO]                BEAR MARKETS - LIKE THE BULL MARKET
                       OF THE 1990S - DON'T LAST FOREVER.

                                   [GRAPHIC]

--------------------------------------------------------------------------------

                  The past three years have been difficult ones for investors. Fortunately, bear markets - like the bull market of the 1990s - don't last forever. While I can't unequivocally say that it is time to get back into stocks, I believe that we may be through the worst of the market downturn. We are seeing potential for improved corporate earnings, supported by low inflation, current low interest rates, and a modest rate of economic growth.

                  As I write to you, the markets continue to struggle with three key issues. First, there is ongoing uncertainty over a potential war with Iraq and the threat of major terrorist activities. Second, corporate governance concerns still hang over the equity and bond markets. Most public companies, however, are moving with rigor and discipline to implement new internal controls, disclosure policies, and improved corporate governance that should both inspire investor confidence and keep history from repeating itself. And third, people have been badly stung by losses in the markets, making them reluctant to invest new money even when it may make sense to do so I believe that today's market conditions are perfect for dollar-cost averaging, a strategy whereby you invest the same amount at regular intervals (regardless of market highs or lows). This allows you to ease back into the market, and your price per share over time should average lower than if you invested all on one day.

                  Against this backdrop, all of us at USAA Investment Management Company continue to work hard to maintain your trust, respect, and

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  business. Our mission is to provide you with an exceptional value-superior services and products you need at a reasonable price.

                  We remain committed to our policy of offering you no-load mutual funds WITHOUT excessive fees, sales loads, or contractual plans. With USAA 100% no-load mutual funds, more of your hard-earned money is working for you and not used to pay commissions to a broker or adviser. Furthermore, at no charge, our investment representatives will help you identify the USAA mutual funds that may be right for you.

                  We believe that during the last year we assembled one of the finest teams of portfolio managers and analysts in the country to manage your assets. We will continue to work hard to deliver the service that you have come to know and expect from us. As always, we remain available to give you investment guidance on our funds as well as planning assistance through USAA Financial Planning Services.

                  Thank you for your continued faith and trust in us. We take our responsibility to help you manage your investment needs very seriously, and we look forward to working with you in the years to come.

                  Sincerely,

                  /s/ Christopher W. Claus

                  Christopher W. Claus
                  President and Vice Chairman of the Board

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

                  MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                  DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

                  FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

        INVESTMENT OVERVIEW & MANAGER'S COMMENTARY    1

        SHAREHOLDER VOTING RESULTS                    8

        FINANCIAL INFORMATION

                Portfolio of Investments              9

                Notes to Portfolio of Investments    13

                Financial Statements                 14

                Notes to Financial Statements        17

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERNATIONAL FUND

OBJECTIVE
--------------------------------------------------------------------------------

                  Capital appreciation with current income as a secondary objective.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                  Invests at least 80% of the Fund's assets in equity securities of foreign (including emerging market) companies.

                                         11/30/02                  5/31/02
Net Assets                            $326.8 Million            $382.5 Million
Net Asset Value Per Share                 $15.41                    $17.63


                  AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/02

5/31/02 TO 11/30/02*           1 YEAR            5 YEARS           10 YEARS

    -12.59%                    -5.86%             -1.17%             6.67%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                  TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                      CUMULATIVE PERFORMANCE COMPARISON


                   USAA       MSCI-EAFE     LIPPER         LIPPER
               INTERNATIONAL    INDEX    INTERNATIONAL  INTERNATIONAL
                   FUND                  FUNDS AVERAGE   FUNDS INDEX
               -------------  ---------  -------------  -------------
   11/30/1992     $10,000     $10,000       $10,000        $10,000
   12/31/1992      10,094      10,052        10,134         10,124
    1/31/1993      10,094      10,050        10,172         10,161
    2/28/1993      10,351      10,354        10,413         10,389
    3/31/1993      10,967      11,257        11,016         10,991
    4/30/1993      11,670      12,325        11,569         11,561
    5/31/1993      11,841      12,585        11,816         11,828
    6/30/1993      11,447      12,389        11,575         11,595
    7/31/1993      11,704      12,822        11,912         11,962
    8/31/1993      12,440      13,515        12,644         12,755
    9/30/1993      12,397      13,210        12,562         12,707
   10/31/1993      13,065      13,618        13,133         13,335
   11/30/1993      12,745      12,427        12,643         12,806
   12/31/1993      14,112      13,325        13,832         14,090
    1/31/1994      14,945      14,451        14,665         14,968
    2/28/1994      14,691      14,411        14,331         14,608
    3/31/1994      13,928      13,790        13,710         13,939
    4/30/1994      14,270      14,376        14,067         14,308
    5/31/1994      14,340      14,293        14,014         14,287
    6/30/1994      14,209      14,495        13,843         14,061
    7/31/1994      14,554      14,634        14,249         14,495
    8/31/1994      15,226      14,981        14,668         14,996
    9/30/1994      15,143      14,509        14,296         14,609
   10/31/1994      15,318      14,992        14,576         14,870
   11/30/1994      14,660      14,272        13,907         14,176
   12/31/1994      14,493      14,361        13,783         13,987
    1/31/1995      13,505      13,809        13,166         13,293
    2/28/1995      13,366      13,770        13,222         13,289
    3/31/1995      13,738      14,629        13,642         13,639
    4/30/1995      14,316      15,179        14,098         14,140
    5/31/1995      14,697      14,998        14,249         14,279
    6/30/1995      14,809      14,735        14,272         14,334
    7/31/1995      15,570      15,652        15,043         15,122
    8/31/1995      15,205      15,055        14,741         14,866
    9/30/1995      15,383      15,349        14,992         15,115
   10/31/1995      15,093      14,936        14,710         14,800
   11/30/1995      15,215      15,352        14,885         14,955
   12/31/1995      15,694      15,971        15,318         15,388
    1/31/1996      16,212      16,036        15,638         15,752
    2/29/1996      16,494      16,090        15,716         15,820
    3/31/1996      16,795      16,432        15,975         16,067
    4/30/1996      17,538      16,910        16,473         16,590
    5/31/1996      17,594      16,599        16,447         16,572
    6/30/1996      17,716      16,692        16,560         16,723
    7/31/1996      16,868      16,204        15,978         16,159
    8/31/1996      17,378      16,240        16,192         16,369
    9/30/1996      17,695      16,671        16,554         16,735
   10/31/1996      17,628      16,500        16,509         16,669
   11/30/1996      18,569      17,157        17,261         17,453
   12/31/1996      18,699      16,936        17,356         17,609
    1/31/1997      19,295      16,344        17,295         17,631
    2/28/1997      19,392      16,611        17,551         17,950
    3/31/1997      19,422      16,671        17,605         18,045
    4/30/1997      19,549      16,760        17,662         18,123
    5/31/1997      20,535      17,850        18,705         19,145
    6/30/1997      21,580      18,834        19,584         20,065
    7/31/1997      22,268      19,139        20,153         20,709
    8/31/1997      21,078      17,710        18,716         19,216
    9/30/1997      22,470      18,702        19,931         20,449
   10/31/1997      20,917      17,264        18,456         18,897
   11/30/1997      20,231      17,088        18,312         18,738
   12/31/1997      20,390      17,237        18,505         18,885
    1/31/1998      20,390      18,026        18,979         19,342
    2/28/1998      21,726      19,182        20,204         20,570
    3/31/1998      23,072      19,773        21,256         21,687
    4/30/1998      23,613      19,930        21,561         22,020
    5/31/1998      23,263      19,833        21,608         22,064
    6/30/1998      22,744      19,983        21,480         21,871
    7/31/1998      22,633      20,186        21,787         22,206
    8/31/1998      18,802      17,685        18,738         19,012
    9/30/1998      18,144      17,143        18,109         18,420
   10/31/1998      19,823      18,930        19,444         19,775
   11/30/1998      20,394      19,899        20,416         20,765
   12/31/1998      21,195      20,684        21,036         21,276
    1/31/1999      21,491      20,623        21,210         21,405
    2/28/1999      20,723      20,132        20,654         20,854
    3/31/1999      21,173      20,972        21,336         21,549
    4/30/1999      22,315      21,822        22,321         22,553
    5/31/1999      21,722      20,698        21,412         21,715
    6/30/1999      22,567      21,505        22,482         22,745
    7/31/1999      23,375      22,144        23,031         23,253
    8/31/1999      23,621      22,225        23,233         23,436
    9/30/1999      23,621      22,449        23,305         23,512
   10/31/1999      23,821      23,290        24,189         24,332
   11/30/1999      25,182      24,099        25,987         26,117
   12/31/1999      27,267      26,262        29,145         29,326
    1/31/2000      26,197      24,593        27,452         27,609
    2/29/2000      27,243      25,255        29,129         29,431
    3/31/2000      27,953      26,234        29,267         29,507
    4/30/2000      26,592      24,854        27,431         27,635
    5/31/2000      25,906      24,247        26,599         26,876
    6/30/2000      27,185      25,195        27,780         28,120
    7/31/2000      26,264      24,139        26,842         27,209
    8/31/2000      26,668      24,348        27,264         27,668
    9/30/2000      25,285      23,163        25,731         26,057
   10/31/2000      24,244      22,615        24,836         25,172
   11/30/2000      23,252      21,767        23,865         24,109
   12/31/2000      24,317      22,541        24,786         25,009
    1/31/2001      24,721      22,529        24,878         25,157
    2/28/2001      22,970      20,840        23,118         23,391
    3/31/2001      21,317      19,451        21,413         21,747
    4/30/2001      22,958      20,803        22,786         23,070
    5/31/2001      22,321      20,069        22,198         22,511
    6/30/2001      21,526      19,248        21,453         21,875
    7/31/2001      21,391      18,898        20,914         21,306
    8/31/2001      21,207      18,419        20,435         20,879
    9/30/2001      18,991      16,553        18,225         18,604
   10/31/2001      19,493      16,977        18,704         19,108
   11/30/2001      20,264      17,603        19,419         19,821
   12/31/2001      20,773      17,708        19,711         20,175
    1/31/2002      20,055      16,767        18,900         19,361
    2/28/2002      20,426      16,884        19,055         19,632
    3/31/2002      21,540      17,880        20,053         20,671
    4/30/2002      21,615      17,916        20,178         20,816
    5/31/2002      21,825      18,143        20,417         21,113
    6/30/2002      21,132      17,420        19,647         20,280
    7/31/2002      18,990      15,701        17,677         18,255
    8/31/2002      19,102      15,665        17,628         18,270
    9/30/2002      17,678      13,983        15,754         16,302
   10/31/2002      18,730      14,734        16,513         17,148
   11/30/2002      19,077      15,403        17,235         17,960







                 DATA FROM 11/30/92 THROUGH 11/30/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA International Fund to the following benchmarks:

                  o The Morgan Stanley Capital International Europe, Australia and Far East (MSCI-EAFE)Index, an unmanaged index that reflects the movements of stock markets in Europe, Australia, and the Far East by representing a broad selection of domestically listed companies within each market.

                  o The Lipper International Funds Average, an average performance level of all international funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                  o The Lipper International Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper International Funds category.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

DAVID R. MANNHEIM                            MARCUS L. SMITH
         MFS Investment Management                  MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                  The USAA International Fund had a total return of -12.59% for the six months ended November 30, 2002. This compares to a total return of -15.86% for the Lipper International Funds Average and -15.10% for the Morgan Stanley Capital International Europe, Australia and Far East (MSCI-EAFE) Index.

WHAT STRATEGIES DID THE FUND PURSUE DURING THE PERIOD?

                  We sought to buy companies with good growth prospects at a reasonable price. We look for these characteristics in individual companies, rather than by economic sector or geographic region. Our process is from the bottom up, and the most important input is the individual company research that our analysts conduct.

WHAT FACTORS CONTRIBUTED TO THE GOOD PERFORMANCE RELATIVE TO OTHER INTERNATIONAL FUNDS?

                  We were overweight in consumer staples and health care companies, and therefore benefited as these sectors outperformed. Within consumer staples, we were invested in companies such as Unilever N.V. ADR (Netherlands) and Diageo plc (U.K.) that have the potential to deliver good earnings growth regardless of what happens in the economy. In health care, our holdings included Novartis AG (Switzerland) and Aventis S.A. (France), which could generate significant free cash flow and deliver good

                  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                  REFER TO PAGE 3 FOR THE LIPPER AVERAGE AND MSCI-EAFE INDEX DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  earnings growth long term. Our underweight position in the struggling technology sector also helped, but within technology we found some individual company opportunities such as Canon, Inc. (Japan) and Nokia Corp. ADR (Finland).

IN WHAT OTHER AREAS ARE YOU FINDING ATTRACTIVE COMPANIES?

                  News Corp. Ltd. (Australia) and British Sky Broadcasting Group plc (U.K.) are two media companies within the leisure sector that could benefit from long-term secular growth as well as a cyclical upturn in advertising. In the industrial-gas area, we are invested in L'Air Liquide S.A. (France) and Linde AG (Germany) because they are attractively priced and, like our consumer staples holdings, have the potential to perform well even in a poor economic environment.

HOW IS THE PORTFOLIO POSITIONED REGIONALLY?

                  We are overweight in continental Europe and Canada and underweight in the United Kingdom and Japan. Once again, our overall regional stance is based on individual company stock selection. For instance, even though we're underweight in Japan because we are avoiding bank stocks, we are finding attractive companies such as Brother Industries, Ltd., which makes printers.

                  With all the concerns about the global economy, our focus remains on finding attractively priced companies that we believe have the potential to build earnings. We're working hard on your behalf, and we thank you for the opportunity and privilege of serving you.

                  FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-11.

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                     TOP 10 INDUSTRIES
                     (% OF NET ASSETS)

Pharmaceuticals                                       11.3%

Banks                                                  8.3%

Specialty Chemicals                                    5.4%

Industrial Gases                                       4.6%

Distillers & Vintners                                  4.4%

Automobile Manufacturers                               4.2%

Property & Casualty Insurance                          4.1%

Integrated Telecommunication Svcs.                     4.0%

Publishing                                             3.7%

Packaged Foods & Meat                                  3.3%

                   TOP 10 EQUITY HOLDINGS
                     (% OF NET ASSETS)

Diageo plc                                            4.4%

Syngenta AG                                           4.2%

Reed Elsevier N.V.                                    3.7%

Unilever N.V. ADR                                     3.3%

Aventis S.A.                                          3.0%

L'Air Liquide S.A.                                    3.0%

News Corp. Ltd.                                       2.6%

Royal Bank Scotland Group plc                         2.5%

Iberdrola S.A.                                        2.4%

QBE Insurance Group Ltd.                              2.3%

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-11.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                               ASSET ALLOCATION
                                   11/30/02

                                   [CHART]

United Kingdom                23.7%

France                        16.5%

Japan                         11.1%

Netherlands                    9.6%

Switzerland                    9.5%

Spain                          7.2%

Australia                      5.7%

Canada                         4.4%

Germany                        3.4%

Other*                         9.2%

* Includes countries with less than 3% of the portfolio and money market instruments.

      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-11.

8

 S H A R E H O L D E R
======================----------------------------------------------------------
                        Voting RESULTS

                  On October 18, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on August 23, 2002, were entitled to vote on each proposal shown below. All proposals were approved by the Fund's shareholders.

                  The following proposals and voting results pertain to the Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

                  Approval of new investment advisory agreement with USAA Investment Management Company (IMCO).

                  NUMBER OF SHARES VOTING

                  --------------------------------------------------------------
                   FOR           AGAINST         ABSTAIN        BROKER NON-VOTE*
                  --------------------------------------------------------------
                  14,123,165       479,646         214,113               N/A

PROPOSAL 2C
--------------------------------------------------------------------------------

                  Approval of new investment subadvisory agreement between IMCO and MFS Investment Management.

                  NUMBER OF SHARES VOTING

                  --------------------------------------------------------------
                   FOR           AGAINST         ABSTAIN        BROKER NON-VOTE*
                  --------------------------------------------------------------
                  14,098,016       488,757         230,151               N/A

PROPOSAL 3
--------------------------------------------------------------------------------

                  Approval of a proposal to permit IMCO and the Board of Trustees of USAA Investment Trust to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements without further shareholder approval.

                  NUMBER OF SHARES VOTING

                  --------------------------------------------------------------
                   FOR           AGAINST         ABSTAIN        BROKER NON-VOTE*
                  --------------------------------------------------------------
                  13,270,188      1,013,244        256,723              276,769

                  * BROKER "NON-VOTES" (I.E., PROXIES FROM BROKERS OR NOMINEES
                    INDICATING THAT SUCH PERSONS HAVE NOT RECEIVED INSTRUCTION FROM THE BENEFICIAL OWNER OR OTHER PERSON ENTITLED TO VOTE SHARES ON A PARTICULAR MATTER WITH RESPECT TO WHICH THE BROKERS OR NOMINEES DO NOT HAVE DISCRETIONARY POWER) ARE TREATED THE SAME AS ABSTENTIONS AND, AS A RESULT, HAD THE EFFECT OF AN "AGAINST" VOTE ON THE OUTCOME OF THE PROPOSALS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
   NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             STOCKS (96.4%)

             AUSTRALIA (5.7%)
1,191,047    News Corp. Ltd.                                                            $    8,475
1,697,953    QBE Insurance Group Ltd.                                                        7,611
  391,370    TABCORP Holdings Ltd.                                                           2,415
                                                                                        ----------
                                                                                            18,501
                                                                                        ----------
             CANADA (4.4%)
  310,630    BCE, Inc.                                                                       5,655
   48,844    Canadian National Railway Co.                                                   2,004
   56,680    Canadian Natural Resources Ltd.                                                 1,484
   59,700    Encana Corp.                                                                    1,627
  162,520    Quebecor World Inc.                                                             3,604
                                                                                        ----------
                                                                                            14,374
                                                                                        ----------
             FINLAND (1.5%)
  255,230    Nokia Corp. ADR                                                                 4,903
                                                                                        ----------
             FRANCE (16.5%)
  177,832    Aventis S.A.                                                                    9,883
  204,140    Bouygues S.A.                                                                   6,033
   78,320    Cap Gemini S.A.                                                                 2,503
  146,150    Carrefour S.A.                                                                  6,411
   12,549    Clarins S.A.                                                                      494
   73,700    L'Air Liquide S.A.                                                              9,891
  105,620    Sanofi-Synthelabo S.A.                                                          6,232
   60,001    Schneider Electric S.A. *                                                       2,911
   24,070    Total Fina Elf S.A.                                                             3,230
   95,203    Total Fina Elf S.A. ADR                                                         6,355
                                                                                        ----------
                                                                                            53,943
                                                                                        ----------
             GERMANY (3.4%)
  136,200    Bayerische Motoren Werke AG                                                     4,615
  132,690    Linde AG                                                                        4,982
   10,350    Muenchener Rueckversicherungs-Gesellschaft AG                                   1,440
                                                                                        ----------
                                                                                            11,037
                                                                                        ----------
             IRELAND (0.7%)
  194,000    Irish Life & Permanent plc                                                      2,264
                                                                                        ----------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
   NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             ITALY (0.6%)
  619,400    Snam Rete Gas S.p.A.                                                       $    1,914
                                                                                        ----------

             JAPAN (11.1%)
  340,000    Brother Industries, Ltd.                                                        2,416
  144,000    Canon, Inc.                                                                     5,480
  538,400    Chugai Pharmaceutical Co. Ltd.                                                  4,410
  207,000    Credit Saison Co. Ltd.                                                          3,804
  140,400    Honda Motor Co. Ltd.                                                            5,286
  471,000    Nissan Motor Co. Ltd.                                                           3,750
  125,000    Ono Pharmaceutical Co. Ltd.                                                     3,565
  282,000    Shiseido Co. Ltd.                                                               3,346
   59,600    Takeda Chemical Industries Ltd.                                                 2,502
  126,000    Tokyo Broadcasting System Ltd.                                                  1,807
                                                                                        ----------
                                                                                            36,366
                                                                                        ----------
             MEXICO (0.7%)
   96,600    Coca Cola Femsa S.A. de C.V. ADR                                                2,134
                                                                                        ----------

             NETHERLANDS (9.6%)
  123,560    Akzo Nobel N.V.                                                                 3,865
  986,090    Reed Elsevier N.V.                                                             12,195
  167,450    STMicroelectronics N.V.                                                         4,280
  187,310    Unilever N.V. ADR                                                              10,903
                                                                                        ----------
                                                                                            31,243
                                                                                        ----------
             SINGAPORE (1.3%)
  402,000    DBS Group Holdings Ltd.                                                         2,549
  235,000    United Overseas Bank Ltd.                                                       1,596
                                                                                        ----------
                                                                                             4,145
                                                                                        ----------
             SPAIN (7.2%)
  378,050    Banco Bilbao Vizcaya Argentaria S.A.                                            3,939
  235,680    Gas Natural SDG S.A.                                                            4,500
  609,780    Iberdrola S.A.                                                                  7,886
  519,820    Telefonica S.A. *                                                               5,288
   67,708    Telefonica S.A. ADR *                                                           2,046
                                                                                        ----------
                                                                                            23,659
                                                                                        ----------
             SWEDEN (0.5%)
  147,860    Saab AB "B"                                                                     1,597
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

                                                                                            MARKET
   NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             SWITZERLAND (9.5%)
   107,500   Novartis AG                                                                $    3,994
    23,000   Straumann AG                                                                    1,734
   243,292   Syngenta AG                                                                    13,755
     9,070   Synthes-Stratec, Inc.                                                           5,366
   126,006   UBS AG                                                                          6,339
                                                                                        ----------
                                                                                            31,188
                                                                                        ----------
             UNITED KINGDOM (23.7%)
   118,400   ACE Ltd.                                                                        4,038
   276,000   Barclays plc                                                                    1,996
   512,940   BOC Group plc                                                                   7,140
   796,048   BP plc                                                                          5,181
   513,120   British Sky Broadcasting Group plc *                                            5,243
   130,700   Capital Radio plc                                                               1,062
 1,381,440   Diageo plc                                                                     14,384
   170,630   GlaxoSmithKline plc                                                             3,192
     5,320   GlaxoSmithKline plc ADR                                                           202
 1,809,200   Granada plc                                                                     2,687
   293,500   Lloyds TSB Group plc *                                                          2,476
   252,350   Next plc                                                                        3,297
   366,750   Reckitt Benckiser plc                                                           6,371
   323,220   Royal Bank Scotland Group plc                                                   8,284
   528,140   Smith & Nephew plc                                                              3,092
 3,136,090   Vodafone Group plc                                                              5,950
   348,020   William Hill plc                                                                1,160
    21,820   XL Capital Ltd. "A"                                                             1,805
                                                                                        ----------
                                                                                            77,560
                                                                                        ----------
             Total stocks (cost: $304,409)                                                 314,828
                                                                                        ----------

PRINCIPAL                                                                                   MARKET
   AMOUNT                                                                                    VALUE
    (000)    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENT (3.9%)

   $12,838   Federal Home Loan Mortgage Discount Notes, 1.20%, 12/02/2002
             (cost: $12,837)                                                                12,837
                                                                                        ----------

             TOTAL INVESTMENTS (COST: $317,246)                                         $  327,665
                                                                                        ==========

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

        Pharmaceuticals                                          11.3%
        Banks                                                     8.3
        Specialty Chemicals                                       5.4
        Industrial Gases                                          4.6
        Distillers & Vintners                                     4.4
        Automobile Manufacturers                                  4.2
        Property & Casualty Insurance                             4.1
        Integrated Telecommunication Services                     4.0
        U.S. Government                                           3.9
        Publishing                                                3.7
        Packaged Foods & Meat                                     3.3
        Broadcasting & Cable TV                                   3.0
        Oil & Gas Exploration & Production                        3.0
        Movies & Entertainment                                    2.9
        Electric Utilities                                        2.4
        Integrated Oil & Gas                                      2.4
        Diversified Chemicals                                     2.2
        Food Retail                                               2.0
        Household Products                                        2.0
        Construction & Engineering                                1.9
        Diversified Financial Services                            1.9
        Wireless Telecommunication Services                       1.8
        Electronic Equipment & Instruments                        1.7
        Health Care Equipment                                     1.6
        Telecommunication Equipment                               1.5
        Gas Utilities                                             1.4
        Semiconductors                                            1.3
        Personal Products                                         1.2
        Casinos & Gaming                                          1.1
        Commercial Printing                                       1.1
        Apparel Retail                                            1.0
        Other                                                     5.7
                                                               ------
        Total                                                   100.3%
                                                               ======

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

          ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          * Non-income-producing security for the 12-month period ended November 30, 2002.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

ASSETS
      Investments in securities, at market value (identified cost of $317,246)   $327,665
      Cash                                                                            325
      Cash denominated in foreign currencies (identified cost of $504)                504
      Receivables:
       Capital shares sold                                                            172
       Dividends and interest                                                         754
       Securities sold                                                                432
                                                                                 --------
           Total assets                                                           329,852
                                                                                 --------

LIABILITIES
      Securities purchased                                                          1,121
      Unrealized depreciation on foreign currency contracts held, at value              3
      Capital shares redeemed                                                       1,526
      USAA Investment Management Company                                              216
      USAA Transfer Agency Company                                                     71
      Accounts payable and accrued expenses                                           121
                                                                                 --------
           Total liabilities                                                        3,058
                                                                                 --------
              Net assets applicable to capital shares outstanding                $326,794
                                                                                 ========

NET ASSETS CONSIST OF:
      Paid-in capital                                                            $325,233
      Accumulated undistributed net investment income                               3,014
      Accumulated net realized loss on investments                                (11,886)
      Net unrealized appreciation of investments                                   10,419
      Net unrealized appreciation on foreign currency translations                     14
                                                                                 --------
              Net assets applicable to capital shares outstanding                $326,794
                                                                                 ========
      Capital shares outstanding, unlimited number of shares authorized,
       no par value                                                                21,206
                                                                                 ========
      Net asset value, redemption price, and offering price per share            $  15.41
                                                                                 ========

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERNATIONAL FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED)

NET INVESTMENT INCOME
      Income:
       Dividends (net of foreign taxes withheld of $349)                     $  2,680
       Interest                                                                    90
       Fees from securities loaned                                                 27
                                                                             --------
          Total income                                                          2,797
                                                                             --------
      Expenses:
       Management fees                                                          1,316
       Administrative and servicing fees                                          250
       Transfer agent's fees                                                      436
       Custodian's fees                                                           161
       Postage                                                                     52
       Shareholder reporting fees                                                  70
       Trustees' fees                                                               3
       Registration fees                                                           24
       Professional fees                                                           27
       Other                                                                       12
                                                                             --------
          Total expenses                                                        2,351
                                                                             --------
             Net investment income                                                446
                                                                             --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
      Net realized gain (loss) on:
       Investments                                                              5,774
       Foreign currency transactions                                             (193)
      Change in net unrealized appreciation/depreciation of:
       Investments                                                            (53,662)
       Foreign currency translations                                              (42)
                                                                             --------
             Net realized and unrealized loss                                 (48,123)
                                                                             --------
Decrease in net assets resulting from operations                             $(47,677)
                                                                             ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERNATIONAL FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2002 (UNAUDITED),
AND YEAR ENDED MAY 31,2002

FROM OPERATIONS                                                          11/30/2002            5/31/2002
                                                                        --------------------------------
      Net investment income                                             $       446         $      2,937
      Net realized gain (loss) on investments                                 5,774               (3,946)
      Net realized loss on foreign currency transactions                       (193)                (181)
      Change in net unrealized appreciation/depreciation of:
        Investments                                                         (53,662)              (9,372)
        Foreign currency translations                                           (42)                 147
                                                                        --------------------------------
        Decrease in net assets resulting from operations                    (47,677)             (10,415)
                                                                        --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                                       -               (3,952)
                                                                        --------------------------------
FROM CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold                                              74,357              139,341
      Reinvested dividends                                                        -                3,716
      Cost of shares redeemed                                               (82,345)            (165,467)
                                                                        --------------------------------
        Decrease in net assets from capital
            share transactions                                               (7,988)             (22,410)
                                                                        --------------------------------
      Net decrease in net assets                                            (55,665)             (36,777)

NET ASSETS
      Beginning of period                                                   382,459              419,236
                                                                        --------------------------------
      End of period                                                     $   326,794         $    382,459
                                                                        ================================
Accumulated undistributed net investment income:
      End of period                                                     $     3,014         $      2,568
                                                                        ================================

CHANGE IN SHARES OUTSTANDING
      Shares sold                                                             4,876                8,241
      Shares issued for dividends reinvested                                      -                  227
      Shares redeemed                                                        (5,359)              (9,778)
                                                                        --------------------------------
        Decrease in shares outstanding                                         (483)              (1,310)
                                                                        ================================

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

        USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the
        Fund). The Fund's primary investment objective is capital appreciation with current income as a secondary objective.

          A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

             1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

             2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

             3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

             4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

          B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

          C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

          D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

             1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

             2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

             Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

             Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

          E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended November 30, 2002, custodian fee offset arrangements had no effect on fees.

          F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

        The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

        redemption requests that might otherwise require the untimely disposition of securities.

        Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

        The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

        The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2003, in accordance with applicable tax law.

        Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2002, the Fund had capital loss

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

        carryovers for federal income tax purposes of $16,764,000, which will expire between 2010 and 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

        Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2002, were $352,522,000 and $360,740,000, respectively.

        At November 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

        Gross unrealized appreciation and depreciation of investments as of November 30, 2002, were $31,853,000 and $21,434,000, respectively, resulting in net unrealized appreciation of $10,419,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

        A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

        At November 30, 2002, the terms of open foreign currency contracts were as follows (in thousands):

                          FOREIGN CURRENCY CONTRACTS TO BUY

--------------------------------------------------------------------------------------------------
                                U.S. DOLLAR
EXCHANGE       CONTRACTS TO     VALUE AS OF        IN EXCHANGE        UNREALIZED      UNREALIZED
  DATE           RECEIVE         11/30/02        FOR U.S. DOLLAR     APPRECIATION    DEPRECIATION
--------------------------------------------------------------------------------------------------
12/2/02           27,078            $221              $222               $ -             $(1)
               Japanese Yen
12/3/02           40,185             327               328                 -              (1)
               Japanese Yen
12/4/02           10,129              83                83                 -               -
               Japanese Yen
--------------------------------------------------------------------------------------------------
                                    $631              $633               $ -             $(2)
--------------------------------------------------------------------------------------------------

                          FOREIGN CURRENCY CONTRACTS TO SELL

--------------------------------------------------------------------------------------------------
                                U.S. DOLLAR
EXCHANGE       CONTRACTS TO     VALUE AS OF        IN EXCHANGE        UNREALIZED      UNREALIZED
  DATE           DELIVER         11/30/02        FOR U.S. DOLLAR     APPRECIATION    DEPRECIATION
--------------------------------------------------------------------------------------------------
12/2/02             387             $385              $384               $ -             $(1)
               Euro Currency
12/3/02              36               35                35                 -               -
               Euro Currency
--------------------------------------------------------------------------------------------------
                                    $420              $419               $ -             $(1)
--------------------------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

        The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

        and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan as of November 30, 2002.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. Beginning with the month ended July 31, 2002, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper International Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper International Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

             The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month endedJuly 31, 2002, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

             The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

             the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------
+/- 1.00% to 4.00%              +/- 0.04%
+/- 4.01% to 7.00%              +/- 0.05%
+/- 7.01% and greater           +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%

             During the six-month period ended November 30, 2002, the Fund paid the Manager total management fees of $1,316,000, which included a performance fee of $66,000.

          B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management
             (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee.

          C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. During the six-month period ended November 30, 2002, the Fund paid the Manager administrative and servicing fees of $250,000.

          D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

             out-of-pocket expenses. During the six-month period ended November 30, 2002, the Fund paid USAA Transfer Agency Company transfer agent's fees of $436,000.

          E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

        Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

        On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended May 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on July 11, 1988. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERNATIONAL FUND

NOVEMBER 30, 2002 (UNAUDITED)

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                     PERIOD ENDED
                                     NOVEMBER 30,                         YEAR ENDED MAY 31,
                                     -----------------------------------------------------------------------------------
                                          2002              2002           2001          2000          1999         1998
                                     -----------------------------------------------------------------------------------
Net asset value at
       beginning of period           $   17.63         $   18.23      $   22.28     $   19.79     $   21.94    $   21.03
                                     -----------------------------------------------------------------------------------
Income (loss) from investment
       operations:
       Net investment income               .02               .14            .16           .11           .21          .19
       Net realized and
        unrealized gain (loss)           (2.24)             (.56)         (3.01)         3.70         (1.62)        2.41
                                     -----------------------------------------------------------------------------------
Total from investment operations         (2.22)             (.42)         (2.85)         3.81         (1.41)        2.60
                                     -----------------------------------------------------------------------------------
Less distributions:
       From net investment income            -              (.18)          (.11)         (.18)         (.19)        (.12)
       From realized capital gains           -                 -          (1.09)        (1.14)         (.55)       (1.57)
                                     -----------------------------------------------------------------------------------
Total distributions                          -              (.18)         (1.20)        (1.32)         (.74)       (1.69)
                                     -----------------------------------------------------------------------------------
Net asset value at end of period     $   15.41         $   17.63      $   18.23     $   22.28     $   19.79    $   21.94
                                     ===================================================================================
Total return (%)*                       (12.59)            (2.22)        (13.84)        19.26         (6.63)       13.29
Net assets at end of period (000)    $ 326,794         $ 382,459      $ 419,236     $ 533,305     $ 499,882    $ 628,655
Ratio of expenses to
       average net assets (%)**           1.41(a),(b)       1.32(b)        1.14(b)       1.11          1.12         1.05
Ratio of net investment income to
       average net assets (%)**            .27(a)            .78            .84           .73           .98          .87
Portfolio turnover (%)                  108.45             35.63          32.75         39.75         37.69        42.97

  * Assumes reinvestment of all dividend income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2002, average net assets were $332,129,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which had no impact on these ratios.

            TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

      ADMINISTRATOR,            USAA Investment Management Company
 INVESTMENT ADVISER,            9800 Fredericksburg Road
        UNDERWRITER,            San Antonio, Texas 78288
    AND DISTRIBUTOR

     TRANSFER AGENT             USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

         CUSTODIAN              State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

INDEPENDENT AUDITORS            Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, Texas 78205

           TELEPHONE            Call toll free - Central time
    ASSISTANCE HOURS            Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL            1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT            For account servicing, exchanges,
        MUTUAL FUNDS            or redemptions
                                1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL            24-hour service (from any phone)
   FUND PRICE QUOTES            1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND            (from touch-tone phones only)
   USAA TOUCHLINE(R)            For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS            USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                         Paper

--------------------------------------------------------------------------------

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